Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2017	€948	€8,930	€50,389	€3,223	€3,648	€67,138
Additions	20	256	3,768	187	1,428	5,659
Divestitures	(11)	(17)	(1,163)	(88)	(4)	(1,283)
Change in the scope of consolidation	(2)	(104)	(618)	(21)	(5)	(750)
Translation differences	(71)	(639)	(3,167)	(301)	(325)	(4,503)
Other changes	1	68	1,844	3	(1,930)	(14)
At December 31, 2017	885	8,494	51,053	3,003	2,812	66,247
Additions	7	183	1,976	84	811	3,061
Divestitures	(11)	(16)	(872)	(40)	(5)	(944)
Translation differences	(10)	(34)	123	57	47	183
Transfer to Assets held for sale	(21)	(401)	(3,870)	(294)	(299)	(4,885)
Other changes	1	113	1,607	56	(1,838)	(61)
At December 31, 2018	851	8,339	50,017	2,866	1,528	63,601
Accumulated depreciation and impairment losses at January 1, 2017	41	3,213	31,694	1,744	15	36,707
Depreciation	—	313	3,440	279	—	4,032
Divestitures	(2)	(11)	(1,126)	(78)	—	(1,217)
Impairment losses and asset write-offs	1	22	83	6	7	119
Change in the scope of consolidation	(1)	(76)	(287)	(18)	—	(382)
Translation differences	(1)	(163)	(1,693)	(152)	(1)	(2,010)
Other changes	(1)	—	(29)	19	(5)	(16)
At December 31, 2017	37	3,298	32,082	1,800	16	37,233
Depreciation	—	283	3,303	262	—	3,848
Divestitures	(5)	—	(851)	(34)	—	(890)
Impairment losses and asset write-offs	—	—	140	—	4	144
Translation differences	—	(1)	89	30	—	118
Transfer to Assets held for sale	—	(204)	(2,663)	(223)	(2)	(3,092)
Other changes	—	(11)	(68)	20	(8)	(67)
At December 31, 2018	32	3,365	32,032	1,855	10	37,294
Carrying amount at December 31, 2017	€848	€5,196	€18,971	€1,203	€2,796	€29,014
Carrying amount at December 31, 2018	€819	€4,974	€17,985	€1,011	€1,518	€26,307

For the year ended December 31, 2018, the Group recognized a total of €144 million of impairment losses and asset write-offs, primarily in EMEA, resulting from changes in product plans in connection with the 2018-2022 business plan. Refer to Note 2, Use of estimates - Recoverability of non-current assets with definite useful lives for additional detail regarding the assumptions and judgments used when testing these assets for impairment.
For the year ended December 31, 2017, the Group recognized a total of €119 million of impairment losses and asset write-offs, of which €21 million related to certain of FCA Venezuela's assets due to the continued deterioration of the economic conditions in Venezuela prior to deconsolidation. The remaining impairment losses related to changes in the global product portfolio in EMEA and product portfolio changes in LATAM.
These impairment charges were recognized within Selling, administrative and other expenses in the Consolidated Income Statement for the years ended December 31, 2018, and 2017.
In 2018, translation differences of €65 million primarily reflected the strengthening of the U.S Dollar against Euro partially offset by the weakness of the Brazilian Real. In 2017, translation differences of €2,493 million primarily reflected the weakening of the U.S Dollar, Mexican Peso and the Brazilian Real against the Euro.
The net carrying amount of assets leased under finance lease agreements includes assets that are legally owned by suppliers but which are recognized in the Consolidated Financial Statements with the recognition of a corresponding financial lease payable in accordance with IFRIC 4 - Determining Whether an Arrangement Contains a Lease, as the arrangement conveys a right to control the use of a specific asset even if that asset is not explicitly referred to in the arrangement. The total net carrying amount of assets leased under finance lease agreements included in Property, plant and equipment was as follows:

	At December 31
	2018	2017
	(€ million)
Industrial buildings	€197	€209
Plant, machinery and equipment	129	193
Total Property, plant and equipment under finance leases	€326	€402

The carrying amounts of Property, plant and equipment of the Group reported as pledged as security for debt and other commitments, primarily relating to our operations in Brazil, are summarized as follows:

	At December 31
	2018	2017
	(€ million)
Land and industrial buildings pledged as security for debt	€892	€1,031
Plant and machinery pledged as security for debt and other commitments	1,241	1,324
Other assets pledged as security for debt and other commitments	81	17
Total Property, plant and equipment pledged as security for debt and other commitments	€2,214	€2,372

In addition to the amounts above, at December 31, 2017, FCA US's Tranche B term loan maturing December 31, 2018 (the “Tranche B Term Loan due 2018”) was secured by a senior priority security interest against substantially all of FCA US’s assets and the assets of its U.S. subsidiary guarantors, subject to certain exceptions. This security interest expired on prepayment of the Tranche B Term Loan due 2018 in November 2018. For additional details, refer Note 21, Debt.

At December 31, 2018 and 2017, the Group had contractual commitments for the purchase of Property, plant and equipment amounting to €539 million and €540 million, respectively.